INVESTMENTS IN ASSOCIATES - Disclosure of detailed information about carrying value of investments in associates (Details) - CAD ($) $ in Thousands				12 Months Ended
	Oct. 10, 2018	Oct. 02, 2018	Sep. 12, 2018	Aug. 31, 2021	Aug. 31, 2020
Disclosure of associates [line items]
Investments in associates				$ 7,001	$ 11,108
Additions				2,500
Transaction costs				39
Share of net loss				(1,118)	(1,187)
Impairment loss				(3,266)	(3,000)
Elimination of proportionate share of transactions with associates				(14)
Foreign currency translation loss				(128)	94
Investments in associates				$ 5,028	7,001
Alpha Cannabis Pharma Gmbh
Disclosure of associates [line items]
Participating share	25.00%			25.00%
Investments in associates				$ 3,501	3,496
Additions				0
Transaction costs				0
Share of net loss				(107)	(75)
Impairment loss				(3,266)	0
Elimination of proportionate share of transactions with associates					(14)
Foreign currency translation loss				(128)	94
Investments in associates				$ 0	3,501
EVIANA HEALTH CORPORATION
Disclosure of associates [line items]
Participating share		21.40%		19.90%
Investments in associates				$ 0	3,000
Additions				0
Transaction costs				0
Share of net loss				0	0
Impairment loss				0	(3,000)
Elimination of proportionate share of transactions with associates					0
Foreign currency translation loss				0	0
Investments in associates				$ 0	0
Hyasynth Biologicals Inc
Disclosure of associates [line items]
Participating share			43.40%	46.70%
Investments in associates				$ 3,500	4,612
Additions				2,500
Transaction costs				39
Share of net loss				(1,011)	(1,112)
Impairment loss				0	0
Elimination of proportionate share of transactions with associates					0
Foreign currency translation loss				0	0
Investments in associates				$ 5,028	$ 3,500